Advisor Class Shares | T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund—Advisor Class SUMMARY
Investment Objective
The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund’s Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class Shares T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. T. Rowe Price Tax-Free Short-Intermediate Fund-Advisor Class
Management fees		0.40%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.32%
Total annual fund operating expenses		0.97%
Fee waiver/expense reimbursement	[1]	(0.12%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.85%
[1]	T. Rowe Price Associates, Inc. has agreed (through June 30, 2015) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the class' ratio of expenses to average daily net assets to exceed 0.85%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class' expense ratio is below 0.85%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.85% (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class Shares T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. T. Rowe Price Tax-Free Short-Intermediate Fund-Advisor Class	87	284	512	1,167

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund invests primarily in short-term municipal securities (maturities of less than three years) and intermediate-term municipal securities (maturities between three and ten years). The fund’s weighted average maturity normally ranges from two to five years and is not expected to exceed five years. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) as determined by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may invest up to 5% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond market, including those with the lowest credit ratings.

Investment decisions reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase longer-term securities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher-yielding or lower-yielding securities or certain sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade “junk” bonds. Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.
Performance
The Tax-Free Short Intermediate Fund–Advisor Class incepted on August 8, 2012, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing class of the Tax-Free Short-Intermediate Fund (“Original Class”). Because the Tax-Free Short Intermediate Fund–Advisor Class has higher expenses than the Original Class, its performance, had it existed over the periods shown, would have been lower. The Original Class and the Tax-Free Short Intermediate Fund–Advisor Class share the same portfolio.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Original Class.

Tax-Free Short-Intermediate Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	9/30/09	2.94%
Worst Quarter	6/30/04	-1.34%
The fund’s return for the six months ended 3/31/13 was 0.74%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns Advisor Class Shares	1 Year	5 Years	10 Years
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.	2.14%	3.79%	3.14%
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. Returns after taxes on distributions	2.14%	3.79%	3.13%
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. Returns after taxes on distributions and sale of fund shares	2.02%	3.62%	3.08%
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. Barclays 1-5 Year Blend (1-6 Year Maturity) Index (reflects no deduction for fees, expenses, or taxes)	2.00%	3.91%	3.37%
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. Lipper Short-Intermediate Municipal Debt Funds Average	2.77%	3.60%	3.28%

Current performance information may be obtained by calling 1-800-638-8790.